Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	CAPRICOR THERAPEUTICS, INC.
Entity Central Index Key	0001133869
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014